     As filed with the Securities and Exchange Commission on June 4, 1997

                                                               File No. 33-30950
                                                               File No. 811-5900
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933       [_]
                    POST-EFFECTIVE AMENDMENT NO.  26      [X]
                                      and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940   [_]
                               AMENDMENT NO. 23           [X]

                              THE EXPEDITION FUNDS
               (Exact name of registrant as specified in charter)

                               c/o CT Corporation
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code (800) 342-5734

                                  David G. Lee
                          c/o SEI Investments Company
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

Richard W. Grant, Esq.                           John H. Grady, Jr., Esq.
Morgan, Lewis & Bockius LLP                      Morgan, Lewis & Bockius LLP
2000 One Logan Square                            1800 M Street, NW
Philadelphia, PA  19103                          Washington, D.C. 20036

     It is proposed that this filing become effective (check appropriate box)

     [_]  immediately upon filing pursuant to paragraph (b)
     [X]  on June 6, 1997 pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (b)
     [_]  75 days after filing pursuant to paragraph (a)
     [_]  on [date] pursuant to paragraph (a) of Rule 485.

Registrant has elected to register an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant has filed a Rule 24f-2 Notice on December 16, 1996 for its fiscal year ended October 31, 1996.

                             THE EXPEDITION FUNDS
                             CROSS REFERENCE SHEET

N-1A Item No.                                 Location
-------------                                 --------
PART A:
-------

Item 1.  Cover Page                           Cover Page
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Item 2.  Synopsis                             Summary of Fund
                                              Expenses
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Item 3.  Condensed Financial Information      Financial Highlights
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Item 4.  General Description of Registrant    General Information;
                                              Investment Information --
                                              Investment Objectives,
                                              Investment Policies, General
                                              Investment
                                                Policies,
                                              Investment Limitations
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Item 5.  Management of the Fund               Management of the Fund--
                                                Fund Information
                                              Board of Trustees,
                                              Investment Adviser,
                                              Advisory Fees,
                                              Adviser's Background;
                                              Distribution of Funds
                                                Shares--
                                              Distribution Plan;
                                              Shareholder Servicing
                                                Arrangements
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Item 5A.  Management's Discussion of          **
          Fund Performance
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Item 6.  Capital Stock and Other              General Information;
         Securities                           Shareholder Information--
                                                Voting Rights

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Item 7.   Purchase of Securities Being
          Offered                             Investing in Shares --
                                              Share Purchases,
                                              What Shares Cost,
                                              Shareholder
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Item 8.   Redemption or Repurchase            Exchange Privilege;
                                              Redeeming Shares,
                                              Systematic Withdrawal;
                                              Accounts with Low
                                                Balances
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Item 9.   Pending Legal Proceedings           *
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PART B:   All Portfolios
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Item 10.  Cover Page                          Cover Page
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Item 11.  Table of Contents                   Table of Contents
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Item 12.  General Information and History     General Information about
                                              the Fund
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Item 13.  Investment Objectives and           Investment Policies--U.S.
          Policies
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Item 14.  Management of the Registrant        The Expedition Fund's
                                              Management
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Item 15.  Control Persons and Principal       Fund Ownership
          Holders of Securities
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Item 16.  Investment Advisory and Other       Investment Advisory
          Services                            Services; Other Services
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Item 17.  Brokerage Allocation                Brokerage Transactions
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Item 18.  Capital Stock and Other             Purchasing Shares;
          Securities                          Massachusetts Partnership Law
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Item 19.  Purchase, Redemption, and           Purchase Shares;
          Pricing of Securities Being         Redeeming Shares --
          Offered                             Redemption in Kind
                                              Determining Net Asset
                                                Value

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Item 20.  Tax Status                          Tax Status
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Item 21.  Underwriters                        Other Services--
                                                      Distributors
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Item 22.  Calculation of Performance Data     Total Return; Yield
                                                 Performance Comparisons
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Item 23.  Financial Statements                Financial Statements

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PART C Information required to be included in Part C is set forth under the
------
appropriate Item, so numbered, in Part C of this Registration Statement.
__________________
*  Not Applicable

** Information required by Item 5A is contained in the Annual Report for the fiscal year ending October 31, 1996.

Prospectus dated June 9, 1997

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (formerly The Starburst Money Market Fund) (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated June 9, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 9, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS           2
-------------------------------------
GENERAL INFORMATION                 3
-------------------------------------
INVESTMENT INFORMATION              3
-------------------------------------

 Investment Objective               3
 Investment Policies                3
 Investment Limitations             7
FUND INFORMATION                    7
-------------------------------------

 Management of the Fund             7
 Distribution of Institutional
 Shares                             8
 Administration of the Fund         8
NET ASSET VALUE                     9
-------------------------------------
INVESTING IN INSTITUTIONAL SHARES   9
-------------------------------------

 Share Purchases                    9
 What Shares Cost                  10
 Shareholder Accounts              10
 Dividends                         10
 Capital Gains                     10
EXCHANGE PRIVILEGE                 10
-------------------------------------

REDEEMING INSTITUTIONAL SHARES     11

-------------------------------------

SHAREHOLDER INFORMATION            13
-------------------------------------

 Voting Rights                     13

EFFECT OF BANKING LAWS        13
-------------------------------------
TAX INFORMATION                    14
-------------------------------------

 Federal Income Tax                14

PERFORMANCE INFORMATION       14
-------------------------------------
OTHER CLASSES OF SHARES            15
-------------------------------------
ADDRESSES                          16
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
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                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.20%
Total Other Expenses (2)................................................. 0.23%
    Total Operating Expenses (3)......................................... 0.43%

[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than .43%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Operating Expenses" for the Fund would be .68%. Total Operating Expenses have been restated to reflect current Institutional Shares expenses.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INSTITUTIONAL SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 4     $14     $24     $54

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND

FINANCIAL HIGHLIGHTS*
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(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

                                             YEAR ENDED OCTOBER 31,
                         --------------------------------------------------------------
                           1996     1995     1994     1993     1992     1991   1990(A)
-----------------------    ----     ----     ----     ----     ----     ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.05     0.03     0.03     0.04     0.06     0.06
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.05)   (0.03)   (0.03)   (0.04)   (0.06)   (0.06)
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.95%    5.51%    3.29%    2.84%    4.07%    6.44%    5.89%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.71%    0.56%    0.75%    0.70%    0.64%    0.62%    0.58%(c)
-----------------------
 Net investment income      4.85%    5.38%    3.26%    2.83%    4.01%    6.13%    7.80%(c)
-----------------------
 Expense
  waiver/reimbursement
  (d)                       0.00%    0.10%    0.04%    0.00%    0.01%    0.05%    0.10%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $136,666 $141,434 $158,367 $131,508 $187,394 $212,997 $117,716
-----------------------

   * The Starburst Money Market Fund Trust Shares Financial Highlights have been used for illustrative purposes only.
(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
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The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Expedition Money Market Fund.

Institutional Shares of the Fund are primarily designed for individuals and entities establishing certain fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of a Compass Bancshares, Inc. banking affiliate or trust company affiliate of Compass Bancshares, Inc. who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
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INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;

  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
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MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 55th largest bank holding company in the United States in terms of total assets as of December 31, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INSTITUTIONAL SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company and Boston Financial Data Services, Inc. (the "Transfer Agent") act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business (a "Business Day").

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through the trust division of any banking affiliate of Bancshares or trust company affiliate of Bancshares for qualifying customers fiduciary, trust, private banking, agency, custody, and similar relationships with Compass Bank's Asset Management Group or such trust division or trust company affiliate. Investors may purchase Institutional Shares of the Fund on each Business Day. The Trust reserves the right to reject any purchase request.

The Compass Bank Asset Management Group and other affiliates and divisions of any affiliate of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass."

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before 3:00 p.m. (Central time) on the same day as the order. Prior to purchasing by wire, investors should call their Compass representative prior to 1:00 p.m. (Central time). Federal funds should be
wired as follows: Compass Bank; ABA Number 06001186; Credit: [         Deposit
Account--A/C Number      ]; Further credit to: The Expedition Money Market
Fund--Institutional Shares; Re: (Shareholder name and account number) or to the Transfer Agent: State Street Bank & Trust Co. ABA Number 011000028 for credit to DDA Number 9905-303-5, Further credit to: The Expedition Money Market Fund--Institutional Shares; Re: (Shareholder name and account number). Shares can not be purchased by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.

Under limited circumstances, arrangements may be made for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative by 1:00 p.m. (Central time), and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Compass maintains a Share account for each shareholder of record. Share certificates are not issued. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares are recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers are provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Trust or Compass, as appropriate. Share purchase orders received by the Fund before 1:00 p.m. (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains realized by the Fund, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Institutional Shares of the Fund for Institutional Shares in The Expedition Equity Fund and The Expedition Bond Fund. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling a Compass representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 1-800-992-2085. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Compass receives the redemption request. Redemptions will be made on each Business Day. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass. Shareholders may call toll-free 1-800-992-2085. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Redemption requests through Compass must be received before 1:00 p.m. (Central time). It is the responsibility of Compass to transmit orders to the Fund by 11:00 a.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions the Transfer Agent.

For calls received by Compass before 1:00 p.m. (Central time) proceeds will normally be wired the same day to Compass. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Under limited circumstances, arrangements may be made for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Compass.

A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass after 1:00 p.m. (Central time). However, the proceeds are normally not wired until the following business day. Redemption requests received before [1:00] (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Expedition Money Market Fund--Institutional Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;

  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $10,000 or greater for the Fund must be in writing and a signature guarantee must accompany the written request. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of
(a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to certain such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Service Shares. Investment Service Shares are sold at net asset value. Investments in Investment Service Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Service Shares, investors may call 1-800-992-2085.

ADDRESSES
--------------------------------------------------------------------------------

The Expedition Money Market Fund                                               One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
-------------------------------------------------------------------------------------------------------------------
Distributor
                                    SEI Investments Distribution Co.           One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
-------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                    Compass Bank                               15 S. 20th Street
                                                                               Birmingham, Alabama 35233
-------------------------------------------------------------------------------------------------------------------
Transfer Agent and Servicing Agent
                                    Transfer Agent                             Servicing Agent
                                    State Street Bank and Trust Company        Boston Financial Data Services, Inc.
                                    225 Franklin Street                        Two Heritage Drive
                                    Boston, Massachusetts 02110                Quincy, Massachusetts 02171
-------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                    Deloitte & Touche LLP                      2500 One PPG Place
                                                                               Pittsburgh, Pennsylvania 15222-5401
-------------------------------------------------------------------------------------------------------------------
Counsel
                                    Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                               Washington, D.C. 20036
-------------------------------------------------------------------------------------------------------------------

Prospectus dated June 9, 1997

THE EXPEDITION MONEY MARKET FUND
(A PORTFOLIO OF THE EXPEDITION FUNDS)
INVESTMENT SERVICE SHARES

PROSPECTUS

The Investment Service Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Expedition Money Market Fund (formerly The Starburst Money Market Fund) (the "Fund"). The Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated June 9, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 9, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS           2
-------------------------------------
GENERAL INFORMATION                 3
-------------------------------------
INVESTMENT INFORMATION              3
-------------------------------------

 Investment Objective               3
 Investment Policies                3
 Investment Limitations             7
FUND INFORMATION                    7
-------------------------------------

 Management of the Fund             7
 Distribution of Investment Service
 Shares                             8
 Administration of the Fund         9
NET ASSET VALUE                     9
-------------------------------------
INVESTING IN INVESTMENT SERVICE
SHARES                              9
-------------------------------------

 Share Purchases                    9
 What Shares Cost                  10

 Shareholder Accounts         10

 Dividends                    11
 Capital Gains                     11

 Systematic Investment Program     11

 Retirement Plans                  11
EXCHANGE PRIVILEGE                 11
-------------------------------------

REDEEMING INVESTMENT SERVICE
SHARES                             12
-------------------------------------

 Systematic Withdrawal Program     14

 Accounts with Low Balances   14
SHAREHOLDER INFORMATION            14
-------------------------------------

 Voting Rights                     14
EFFECT OF BANKING LAWs             15
-------------------------------------
TAX INFORMATION                    15
-------------------------------------

 Federal Income Tax                15

PERFORMANCE INFORMATION       16
-------------------------------------
OTHER CLASSES OF SHARES            16
-------------------------------------
ADDRESSES                          17
-------------------------------------


                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                           INVESTMENT SERVICE SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)..................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.20%
Shareholder Servicing Fee ............................................... 0.25%
Total Other Expenses (2)................................................. 0.23%
    Total Operating Expenses (3)......................................... 0.68%

(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit Total Operating Expenses to not more than .68%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Operating Expenses" for the Fund would be .93%. "Total Operating Expenses" have been restated to reflect current Investment Service Shares expenses.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INVESTMENT SERVICE SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 7     $22     $38     $85

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SERVICE SHARES*
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

                                             YEAR ENDED OCTOBER 31,
                         --------------------------------------------------------------
                           1996     1995     1994     1993     1992     1991   1990(A)
-----------------------    ----     ----     ----     ----     ----     ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.05     0.03     0.03     0.04     0.06     0.06
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.05)   (0.03)   (0.03)   (0.04)   (0.06)   (0.06)
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.95%    5.51%    3.29%    2.84%    4.07%    6.44%    5.89%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.71%    0.56%    0.75%    0.70%    0.64%    0.62%    0.58%(c)
-----------------------
 Net investment income      4.85%    5.38%    3.26%    2.83%    4.01%    6.13%    7.80%(c)
-----------------------
 Expense
  waiver/reimbursement
  (d)                       0.00%    0.10%    0.04%    0.00%    0.01%    0.05%    0.10%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $136,666 $141,434 $158,367 $131,508 $187,394 $212,997 $117,716
-----------------------

   * Formerly The Starburst Money Market Fund Trust Shares, which were not charged 12b-1 fees or shareholder servicing fees.
(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Institutional Shares and Investment Service Shares. This prospectus relates only to Investment Service Shares (formerly known as Trust Shares) of the Expedition Money Market Fund.

Investment Service Shares of the Fund are primarily designed for customers of Compass Bank and its correspondents and affiliates, including individuals and entities obtaining certain fiduciary, trust, agency, private banking, custody or similar services through a division or affiliate of Compass Bank or Compass Bancshares, Inc., who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:
  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;

  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);

  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;

  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as the World Bank;
  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");
  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and
  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.

FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or
  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
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MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets payable from the assets of the Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 55th largest bank holding company in the United States in terms of total assets as of December 31, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SERVICE SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for Shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies. In connection with the sale of Investment Service Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

SHAREHOLDER SERVICE PLAN. Pursuant to the provisions of a shareholder service plan (the "Plan"), the Fund will pay to the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Fund's Investment Service Shares.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide shareholder and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients with changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests. The schedules of fees and the basis upon which fees will be paid will be determined, from time to time, by the Distributor.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of the Fund's average daily net assets payable from the assets of the Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company and Boston Financial Data Services, Inc. (the "Transfer Agent") act as transfer agent and servicing agent, respectively, for the Trust, and are entitled to compensation for such services payable from the assets of the Fund.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets payable from the assets of the Fund and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
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The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business.

INVESTING IN INVESTMENT SERVICE SHARES
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SHARE PURCHASES

Investment Service Shares are available through the Asset Management Group of Compass Bank, or through other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary, trust, private banking, agency, custody and similar services. Investment Service Shares also may be purchased through divisions and affiliates of Compass Bank and other affiliates of Bancshares providing brokerage and investment services, including Compass Brokerage, Inc., or through the Transfer Agent. Investors may purchase Investment Service Shares of the Fund on each Business Day. The minimum initial investment is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100. The Trust reserves the right to reject any purchase request.

Compass Bank and other affiliates of Bancshares and divisions of any affiliate of Bancshares through which Investment Service Shares are available sometimes are referred to below as "Compass."

To purchase Shares, customers of the Compass Asset Management Group or of the trust division of a Bancshares Banking affiliate or of a Bancshares trust company affiliate (hereinafter sometimes referred to as "Compass Asset Management") should contact the Asset Management Group or such trust division or trust company by telephoning Compass Bank.

Other customers may contact a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent by telephoning 1-800-992-2085. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made payable to "The Expedition Money Market Fund--Investment Service Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire. Payment by wire must be received before 3:00 p.m. (Central time). Prior to purchasing by wire, Bank Customers should call a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent prior to 1:00 p.m. (Central time). Federal funds should be wired as follows: State Street Bank & Trust Co. ABA #011000028 for credit to DDA #9905-303-5, Further credit to: The Expedition Money Market Fund--Investment Service Shares; Re:
(Shareholder name and account number). Shares cannot be purchased by Federal Reserve wire on days when the NYSE or the Federal Reserve is closed.

Under limited circumstances, arrangements may be made for same day receipt of purchase orders, to earn dividends that day. Customers interested in establishing such arrangements are requested to call either a Compass Brokerage, Inc. personal investment officer other authorized registered representative their Compass representative or the Transfer Agent by 1:00 p.m. (Central Time), and are reminded that the Fund does reserve the right to refuse any purchase request.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

SHAREHOLDER ACCOUNTS

Share certificates are not issued. Investment Service Shares sold to a Compass Asset Management division or affiliate acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by such Compass. Beneficial ownership of the Investment Service Shares are recorded by the Compass Asset Management division or affiliate and reflected in the account statements provided by such division or affiliate to customers, and reports of purchases and redemptions of Shares by Compass Asset Management divisions or affiliates on behalf of customers will be provided periodically by such division or affiliate to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Transfer Agent or Compass as appropriate. Share purchase orders received by the Fund before 1:00 p.m (Central time) earn dividends that day.

CAPITAL GAINS

Net capital gains, realized by the Fund if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment of Investment Service Shares on a regular basis in a minimum amount of $100 ($25 for employees of Bancshares or its affiliates). Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received. A shareholder may apply for participation in this program by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
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Shareholders may exchange Investment Service Shares of the Fund for Investment Shares in The Expedition Equity Fund or, The Expedition Bond Fund. Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge imposed by the fund shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares are exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Compass Asset Management customers wishing to exercise exchange privileges should contact their Compass Asset Management division or affiliate. Other Shareholders should contact Compass Brokerage, Inc. or another authorized dealer representative or the Transfer Agent as described below.

Shareholders who exercise this privilege must exchange shares having a net asset value of at least $1,000.

Upon receipt by Compass Brokerage, Inc. or the Transfer Agent of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares-- By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Compass Brokerage, Inc. or the Transfer Agent at 1-800-992-2085.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling their Compass representative or the Transfer Agent at 1-800-992-2085. In addition, investors may exchange Shares by calling their Compass Brokerage, Inc. authorized registered representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Compass Brokerage, Inc. or the Transfer Agent.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Expedition Money Market Fund--Investment Service Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

REDEEMING INVESTMENT SERVICE SHARES
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The Fund redeems Shares at their net asset value next determined after Compass or the Transfer Agent receives the redemption request. Redemptions will be made on days on each Business Day. Telephone or written requests for redemptions must be received in proper form and can be made through Compass or the Transfer Agent.

Compass Asset Management customers wishing to redeem should contact their Compass Asset Management division or affiliate. Other Shareholders should contact Compass Brokerage, Inc. or another authorized dealer representative or the Transfer Agent as described below.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Compass Brokerage, Inc. or the Transfer Agent. An authorization form permitting the Fund to accept telephone redemption requests must first be completed. Shareholders may call toll-free 1-800-992-2085. Redemption requests through Compass Brokerage, Inc. or the Transfer Agent must be received before 1:00 p.m. (Central time). It is the responsibility of Compass Brokerage, Inc. or the Transfer Agent to transmit orders to the Fund by 1:00 p.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Compass Brokerage, Inc. or the Transfer Agent before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Transfer Agent.

For calls received before 1:00 p.m. (Central time) proceeds will normally be wired the same day. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Under limited circumstances, arrangements may be made for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Compass Brokerage, Inc. or the Transfer Agent.

A daily dividend will be paid on Shares redeemed if the redemption request is received by 1:00 p.m. (Central time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 1:00 p.m. (Central time) will normally be paid the same day but will not be entitled to that day's dividend.

None of Compass, the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust, Compass and Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstance exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Compass Brokerage, Inc. or the Transfer Agent. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Shareholders redeeming through the Transfer Agent should mail written requests to: The Expedition Money Market Fund--Investment Service Shares, P.O. Box
8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;

  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agents have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $10,000 or greater for a Fund must be in writing and a signature guarantee must accompany the written request. The Trust and its transfer agents reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAMS

Shareholders of Investment Service Shares who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Service Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investments in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in a Fund (at current offering price).

A shareholder may apply for participation in this program through Compass Brokerage, Inc. or the Transfer Agent.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any Investment Service Shares account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before Investment Service Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
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VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of
(a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
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The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to certain such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
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FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
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From time to time, the Fund advertises its yield, effective yield and total return.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares have a shareholder servicing plan, the yield, effective yield and total return for Institutional Shares, for the same period, ordinarily will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
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The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-992-2085.

ADDRESSES
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The Expedition Money Market Fund                                               One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
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Distributor
                                    SEI Investments Distribution Co.           One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
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Investment Adviser and Custodian
                                    Compass Bank                               15 S. 20th Street
                                                                               Birmingham, Alabama 35233
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Transfer Agent and Servicing Agent
                                    Transfer Agent                             Servicing Agent
                                    State Street Bank and Trust Company        Boston Financial Data Services, Inc.
                                    225 Franklin Street                        Two Heritage Drive
                                    Boston, Massachusetts 02110                Quincy, Massachusetts 02171
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Independent Auditors
                                    Deloitte & Touche LLP                      2500 One PPG Place
                                                                               Pittsburgh, Pennsylvania 15222-5401
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Counsel
                                    Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                               Washington, D.C. 20036
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THE EXPEDITION FUNDS

THE EXPEDITION BOND FUND

THE EXPEDITION EQUITY FUND

PROSPECTUS

The shares offered by this prospectus represent interests in two diversified portfolios known as The Expedition Bond Fund (formerly The Starburst Government Income Fund) (the "Bond Fund") and the Expedition Equity Fund (the "Equity Fund") (each a "Fund" and collectively the "Funds"). Each Fund is one of a series of investment portfolios in The Expedition Funds (formerly The Starburst Funds) (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Bond Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of bonds, as well as other fixed income securities.

The investment objective of the Equity Fund is to provide growth of capital, with a secondary objective of income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to common stocks issued by mid- and large-capitalization companies.

Compass Bank professionally manages each Fund's portfolio.

This prospectus offers both Institutional Shares and Investment Shares of each Fund.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Trust has also filed a Statement of Additional Information dated June 9, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-992-2085. To obtain other information or make inquiries about a Fund, contact the Trust at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding each Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 9, 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS--BOND FUND     3

-------------------------------------

PERFORMANCE INFORMATION FOR
PREDECESSOR COMMON TRUST FUND  4
-------------------------------------

GENERAL INFORMATION            4

-------------------------------------

INVESTMENT INFORMATION         5
-------------------------------------

 Investment Objectives         5

 Investment Policies           5

 General Investment Policies   9

 Investment Limitations       12

FUND INFORMATION              12
-------------------------------------

 Management of the Fund       12

 Distribution of Fund Shares  13

 Administration of the Fund   14

NET ASSET VALUE               14
-------------------------------------

INVESTING IN SHARES           15
-------------------------------------

 Share Purchases              15

 What Shares Cost             16

 Shareholder Accounts         16

 Sales Charges--Investment Shares  16

 Reducing the Sales Charge    17

 Systematic Investment Program     18

 Dividends                    18

 Capital Gains                18

EXCHANGE PRIVILEGE            18
-------------------------------------

REDEEMING SHARES              19
-------------------------------------

 Systematic Withdrawal Program     21

 Accounts with Low Balances   21

SHAREHOLDER INFORMATION       21
-------------------------------------

 Voting Rights                21

EFFECT OF BANKING LAWS        22
-------------------------------------

TAX INFORMATION               22
-------------------------------------

 Federal Income Tax           22

PERFORMANCE INFORMATION       23
-------------------------------------

ADDRESSES                     24
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                                       I

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, if applicable).................................. None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       ANNUAL FUND OPERATING EXPENSES
                  (As a percentage of average net assets)
                                                                 Bond     Equity
                                                                 Fund      Fund
                                                                 ----     ------
Management Fee (1)..............................................  .75%      .75%
Total Other Expenses (2)........................................  .33%      .35%
    Total Operating Expenses (1)(3)............................. 1.08%(3)  1.10%

(1) The Adviser has agreed, on a voluntary basis, to waive or reimburse its advisory fee for the Bond Fund and the Equity Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.10% and 1.25%, respectively. The Adviser reserves the right, in its sole discretion, to terminate these waivers or reimbursements at any time.

(2) "Total Other Expenses" for the Equity Fund are based on estimated amounts for the current fiscal year. The Trust, either directly or through its transfer agent, may enter into arrangements with recordkeepers and others who provide services to shareholders, and may compensate such entities for their services. Any such arrangements, if entered into, may increase a Fund's "Total Other Expenses."

(3) Total Operating Expenses have been restated to reflect current expenses for Institutional Shares of the Bond Fund.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF EACH FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN SHARES."

EXAMPLE                                        1 Year 3 Years 5 Years 10 Years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual
return and (2) redemption at the end of each
time period.
Bond Fund.....................................  $11     $34     $60     $133
Equity Fund...................................  $11     $35

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                              INVESTMENT SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)................................................................... 4.00%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price
 or redemption proceeds, if applicable).................................. None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                       ANNUAL FUND OPERATING EXPENSES
                  (As a percentage of average net assets)
                                                                 Bond     Equity
                                                                 Fund      Fund
                                                                 ----     ------
Management Fee (1).............................................   .75%      .75%
12b-1 Fee (after waiver) ......................................   .00%(2)   .25%
Total Other Expenses (3).......................................   .33%      .35%
   Total Operating Expenses ...................................  1.08%(4)  1.35%

(1) The Adviser has agreed, on a voluntary basis, to waive or reimburse its advisory fee for the Bond Fund and Equity Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.10% and 1.50%, respectively. The Adviser reserves the right, in its sole discretion, to terminate these waivers or reimbursements at any time.

(2) Under the Trust's Rule 12b-1 Distribution Plan, the Bond Fund can pay up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the Distributor. The Distributor can terminate this waiver at any time at its sole discretion.

(3) "Total Other Expenses" for the Equity Fund are based on estimated amounts for the current fiscal year. The Trust, either directly or through its transfer agent, may enter into arrangements with recordkeepers and others who provide services to shareholders, and may compensate such entities for their services. Any such arrangements, if entered into, may increase a Fund's "Total Other Expenses."

(4) Total Operating Expenses for the Bond Fund have been restated to reflect current expenses of Investment Shares and would have been 1.33% absent voluntary waivers.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SHARES OF EACH FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN SHARES."

EXAMPLE                                        1 Year 3 Years 5 Years 10 Years
-------                                        ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual
return and (2) redemption at the end of each
time period. The Fund charges no contingent
deferred sales charge.
Bond Fund.....................................  $51     $73     $97     $166
Equity Fund...................................  $53     $81

  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE EXPEDITION BOND FUND*

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request and without charge by calling 1-800-992-2085.

                                         YEAR ENDED OCTOBER 31,
                                 --------------------------------------------
                                  1996     1995     1994      1993    1992(A)
--------------------------------  ----     ----     ----      ----    -------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $ 9.92   $ 9.54   $10.40    $10.25   $10.00
--------------------------------
INCOME FROM INVESTMENT
 OPERATIONS
--------------------------------
 Net investment income             0.58     0.63     0.54      0.63     0.36
--------------------------------
 Net realized and unrealized
  gain (loss) on investments      (0.15)    0.38    (0.86)     0.21     0.25
                                 ------   ------   ------    ------   ------
--------------------------------
 Total from investment
  operations                       0.43     1.01    (0.32)     0.84     0.61
                                 ------   ------   ------    ------   ------
--------------------------------
LESS DISTRIBUTIONS
--------------------------------
 Distributions from net
 investment income                (0.58)   (0.63)   (0.54)    (0.63)   (0.36)
                                 ------   ------   ------    ------   ------
--------------------------------
 Distributions from net realized
 gain on investments               --       --       --       (0.06)    --
                                 -------  -------  -------   ------   -------
--------------------------------
 Total distributions              (0.58)   (0.63)   (0.54)    (0.69)   (0.36)
                                 ------   ------   ------    ------   ------
--------------------------------
NET ASSET VALUE, END OF PERIOD   $ 9.77   $ 9.92   $ 9.54    $10.40   $10.25
                                 ------   ------   ------    ------   ------
--------------------------------
TOTAL RETURN (B)                   4.44%   10.94%   (3.12%)    8.42%    6.24%
--------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------
 Expenses                          1.08%    1.04%    1.20%     1.11%    0.79%**
--------------------------------
 Net investment income             5.90%    6.51%    5.44%     6.11%    6.79%**
--------------------------------
 Expense waiver/reimbursement
  (c)                              0.50%    0.47%    0.30%     0.29%    0.60%**
--------------------------------
SUPPLEMENTAL DATA
--------------------------------
 Net assets, end of period (000
  omitted)                       $44,552  $63,521  $58,827   $97,246  $65,984
--------------------------------
 Portfolio turnover                   77%      79%      91%       69%      88%
--------------------------------

  * Formerly The Starburst Government Income Fund.
 ** Computed on an annualized basis.
(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to October 31, 1992.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

PERFORMANCE INFORMATION FOR PREDECESSOR COMMON TRUST FUND
-------------------------------------------------------------------------------

The Equity Fund is the successor to a common trust fund previously managed by an affiliate of the Equity Fund's investment adviser. A substantial portion of the assets of that common trust fund was transferred to the Equity Fund in connection with the Equity Fund's commencement of operations. Set forth below is certain performance data for the predecessor common trust fund, which is deemed relevant because the common trust fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Equity Fund. The common trust fund was not registered under the Investment Company Act of 1940. The performance data, however, is not necessarily indicative of the future performance of the Equity Fund. Further, the predecessor common trust was not subject to certain investment limitations imposed on mutual funds which, if they had been imposed, may have adversely affected a common trust fund's performance.

The predecessor common trust fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Equity Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the Institutional Shares of the Equity Fund, as disclosed in the Prospectus at the time the Equity Fund commenced operations, which reduced the actual performance of the common trust fund.

The average annual total returns (adjusted to reflect current Fund expenses net of voluntary waivers and reimbursements but not the sales load or 12b-1 fees charged to Investment Shares) for the following periods:

                                                                       SINCE
                                                                     INCEPTION
                                             ONE YEAR  THREE YEARS FROM 10/13/93
                                            TO 4/30/97 TO 4/30/97   TO 4/30/97
                                            ---------- ----------- -------------
River Oaks Equity Model Trust Fund.........   16.99%      17.16%       13.98%
Lipper Growth and Income Index.............   18.52%      15.47%       14.50%
S&P 500 Index..............................   25.20%      24.21%
S&P 400 Mid Cap Index......................   10.13%      16.18%

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of each Fund, Investment Shares and Institutional Shares.

Institutional Shares of each Fund are primarily designed for individuals and entities establishing fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of any banking affiliate of Compass Bancshares, Inc. or a trust company affiliate of Compass Bancshares, Inc.

Investment Shares of each Fund are primarily designed for customers of Compass Bank and its correspondents and affiliates (including customers obtaining brokerage and related services from Compass Brokerage, Inc.), other than individuals and entities establishing fiduciary, trust, agency, private banking, custody or similar relationships with the Asset Management Group of Compass Bank or a trust division of a banking affiliate of Compass Bancshares, Inc. or trust company affiliate of Compass Bancshares, Inc., who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio of securities. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

BOND FUND

The investment objective of the Bond Fund is to provide current income.

EQUITY FUND

The investment objective of the Equity Fund is to provide growth of capital, with a secondary objective of income.

The investment objective of a Fund cannot be changed without approval of shareholders. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

BOND FUND

ACCEPTABLE INVESTMENTS. The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in bonds, which may include debentures and notes, issued by U.S. and foreign companies as well as by U.S. and foreign governments and supranational entities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase. Under normal circumstances the Fund's average weighted maturity will be maintained at from 3 to 5 years. In the event that a security owned by the Fund is downgraded below the stated rating categories, the Adviser will review and take appropriate action with regard to the security. The Fund may invest any remaining assets in a variety of fixed income securities, as further described below.

TEMPORARY INVESTMENTS. The Fund may invest up to 100% of its assets in cash and short-term obligations during times of unusual market conditions for temporary defensive purposes. Short-term obligations include:

  . obligations of the U.S. Government or its agencies or instrumentalities;
    and

  . high quality commercial paper;

  . short-term obligations issued by domestic banks and U.S. branches of foreign banks; and

  . repurchase agreements.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Government securities. U.S. Government securities in which the Fund invests include:

  . direct obligations of the U.S. Treasury, including STRIPs and zero coupon securities; and

  . obligations of U.S. Government agencies or instrumentalities, which may include but are not limited to Federal Home Loan Banks, Government National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

Obligations of U.S. Government agencies or instrumentalities are backed in a variety of ways by the U.S. Government, or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of the Federal Home Loan Mortgage Corporation are backed by the credit of the agency issuing the obligations.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities which are issued by private entities. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. Government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. Government. The underlying mortgage pools may consist of both fixed and adjustable rate mortgages. Other mortgage-related securities that may be purchased by the Fund include collateralized mortgage obligations ("CMOs") and REMICs (discussed below).

ASSET-BACKED SECURITIES (NON-MORTGAGE). Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purposes of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. Zero coupon obligations may include interest only and principal only components of fixed income securities, as well as interests in trusts that issue interests in fixed income securities, such as "CATs" and "TIGRs."

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

CMOS/REMICS. These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturity or final distribution dates, resulting in a loss of all or part of any premium paid. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

DOLLAR ROLLS. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are earmarked or otherwise segregated until the transaction is settled.

GUARANTEED INVESTMENT CONTRACTS ("GICS"). GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies and therefore may be considered illiquid.

BANK INVESTMENT CONTRACTS ("BICS"). BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution and therefore may be considered illiquid.

EQUITY FUND

ACCEPTABLE INVESTMENTS. The Fund invests primarily (at least 80% of the value of its total assets) in common stocks issued by mid- and large-capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and

American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").

TEMPORARY INVESTMENTS. The Fund may invest a portion of its assets in cash, shares of money market mutual funds and repurchase agreements for liquidity reasons. For temporary defensive purposes during times of unusual market conditions as determined by the Adviser, the Fund may invest up to 100% of its assets in these securities.

EQUITY SECURITIES. Equity securities consist primarily of common stocks and instruments exchangeable or convertible into common stocks. Common stock represents units of ownership in a corporation or other company. Investments in equity securities are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.



GENERAL INVESTMENT POLICIES

The following investment policies and strategies apply to both the Bond Fund and the Equity Fund.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which financial institutions sell U.S. Government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in the securities of other investment companies. A Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. A Fund's purchase of investment company securities may result in a layering of expenses.

RESTRICTED SECURITIES. Each Fund may invest in restricted securities. Restricted securities are any securities in which a Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, each Fund may lend portfolio securities on a short-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Fund will receive collateral in the form of cash or U.S. Government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities filed for bankruptcy or became insolvent, disposition of the securities may be delayed.

PUT AND CALL OPTIONS. Each Fund may purchase put and call options on its portfolio securities. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund only will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

A Fund can purchase or write options that are either traded over-the-counter or on an exchange. A Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. Each Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Each Fund also may write put and call options and purchase put and call options on financial futures contracts. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When a Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. When a Fund purchases futures contracts, it will collateralize its position by depositing amount of cash and cash equivalents equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's Custodian.

A Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing non-hedging futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

INVESTMENT RISKS. The value of a Fund's shares will fluctuate. With regards to the Bond Fund, the amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Bond Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.

The Bond Fund may invest in mortgage-related securities may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial statements and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

SPECIAL RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. When a Fund uses financial futures and options on financial futures there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Bond Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The Equity Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

Each Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
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MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank, an Alabama state banking corporation that is a Federal Reserve System member bank, as each Fund's investment adviser (the "Adviser"). The Adviser continually conducts investment research and supervision for the Funds and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of each Fund's average daily net assets payable from the assets of a Fund. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers or reimbursements at any time.

  ADVISER'S BACKGROUND. Compass Bank is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 55th largest bank holding company in the United States in terms of total assets as of December 31, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has served as investment adviser to mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, the Adviser may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of the Adviser. The lending relationship will not be a factor in the selection of securities.

  Each Fund is managed by members of the Expedition Portfolio Management Team and no one person is responsible for making investment decisions for a Fund.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (the "Distributor") is the principal distributor for shares of each Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI") and is the principal distributor for a number of investment companies. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), each Fund may pay the Distributor an amount computed at an annual rate of .25% of the average daily net asset value of the Investment Shares of each Fund to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

The Distributor may, from time to time and for such periods as it deems appropriate, voluntarily reduce or completely waive compensation payable under the Plan.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own Investment Shares of a Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities; and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding a Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. The Plan is a compensation type plan. As such, a Fund makes no payments to the Distributor except as described above. Therefore, a Fund does not pay for unreimbursed expenses of the Distributor except as described above.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including Compass Bank, Compass Brokerage, Inc. and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Funds sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), a wholly-owned subsidiary of SEI provides each Fund with certain administrative personnel and services necessary to operate each Fund. Such services include shareholder servicing and certain legal and accounting services. For these services the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .20% of each Fund's average daily net assets payable from the assets of a Fund. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

TRANSFER AGENT/SERVICING AGENT. State Street Bank and Trust Company and Boston Financial Data Services, Inc. (the "Transfer Agent") act as transfer agent and servicing agent, respectively for the Trust, and are entitled to compensation payable from the assets of a Fund.

CUSTODIAN. Compass Bank, which also serves as the Fund's investment adviser, is custodian for the securities and cash of each Fund for which it receives an annual fee of 0.02% of each Fund's daily net assets payable from the assets of a Fund and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
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Each Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) on days on which the New York Stock Exchange is open for business (a "Business Day").

INVESTING IN SHARES
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SHARE PURCHASES

Institutional Shares are available through the Asset Management Group of Compass Bank or through the trust division of a Bancshares banking affiliate or a Bancshares trust company affiliate for qualifying customers establishing fiduciary, trust, private banking, agency, custody or similar relationships with the Asset Management Group or such trust division or trust company affiliate. other affiliates of Bancshares or divisions of affiliates of Bancshares providing fiduciary trust, private banking, agency and similar services. The Compass Bank Asset Management Group and other affiliates and divisions of any affiliates of Bancshares through which Institutional Shares are available sometimes are referred to below as "Compass Asset Management." Investment Shares are available through a Compass Brokerage, Inc. personal investment officer or other authorized registered representative or through the Transfer Agent at 1-800-992-2085.

Investors may purchase both Investment Shares and Institutional Shares of each Fund on each Business Day. The Trust reserves the right to reject any purchase request.

To purchase Investment Shares, an investor may call their Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent at 1-800-992-2085 to place an order. The minimum initial investment for Investment Shares of each Fund is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at a Bancshares banking affiliate.

To purchase by check, the check must be included with the order and made
payable to "The Expedition Funds      Fund." Orders are considered received
after payment by check is converted into federal funds. Third party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

Prior to purchasing by wire, investors should call their Compass representative prior to 3:00 p.m. (Central time).

To purchase Investment Shares by wire, investors should call the Transfer Agent at 1-800-992-2085 prior to purchase. Federal funds should be wired as follows: State Street Bank & Trust Co., ABA # 011000028 for credit to DDA # 9905-303-5. Further credit to: The Expedition Fund; Re: (Shareholder name and account number). Payment by wire must be received before 3:00 p.m. (Central time). Payment for all orders must be received within three days of placing the order. Shares can not be purchased by Federal Reserve wire on days when either the NYSE or Federal Reserve is closed.

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends of the Bond Fund that day. Investors interested in establishing such arrangements are requested to call their trade in by 1:00 p.m. (Central time), and are reminded that the Fund does reserve the right to refuse any purchase request.

To purchase Institutional Shares, eligible customers should contact Compass Asset Management by telephoning Compass Bank.

WHAT SHARES COST

Institutional Shares are sold at their net asset value next determined after an order is received. Investment Shares are sold at their net asset value next determined after an order is received, plus a sales charge (See "Sales Charges--Investment Shares").

SHAREHOLDER ACCOUNTS

Compass Asset Management maintains an account for each Institutional Share shareholder of record. Share certificates are not issued. Institutional Shares sold to a Compass Asset Management division or affiliate acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by such Compass Asset Management division or affiliate. Beneficial ownership of the Institutional Shares will be recorded by the Compass Asset Management division or affiliate and reflected in the account statements provided by Compass Asset Management to customers, and reports of purchases and redemptions of Institutional Shares held by Compass Asset Management in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass Asset Management to such customers.

SALES CHARGES--INVESTMENT SHARES

                                     SALES CHARGE AS A    SALES CHARGE AS A
                                       PERCENTAGE OF        PERCENTAGE OF
AMOUNT OF TRANSACTION              PUBLIC OFFERING PRICE NET AMOUNT INVESTED
---------------------              --------------------- -------------------
Less than $100,000                         4.00%                4.17%
$100,000 but less than $250,000            3.50%                3.63%
$250,000 but less than $500,000            2.75%                2.83%
$500,000 but less than $1,000,000          1.00%                1.01%
$1 million or more                         0.00%                0.50%

The sales charge shown in the table is the maximum sales charge that applies to sales of Investment Shares. Under certain circumstances, reallowances of up to the entire amount of the sales charge may be paid to certain financial institutions, including Compass Brokerage, Inc., who might then be deemed to be "underwriters" under the Securities Act of 1933.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of the funds.

The sales charge for shares sold other than through Compass Brokerage, Inc. or registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares of a Fund.

PURCHASES AT NET ASSET VALUE. Investment Shares of a Fund may be purchased at net asset value, without a sales charge, by directors and employees of the Trust, Bancshares or its affiliates, and their spouses and children under 21, and by any shareholder of Investment Shares of the Bond Fund who purchased shares prior to June 9, 1997.



REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

  .quantity discounts and accumulated purchases;

  .signing a 13-month letter of intent; or

  .using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales charge paid. The Trust will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Trust will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $15,000 more at the public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 1.00%, not 2.75%.

To receive the sales charge reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Investment Shares are already owned or that purchases are being combined. The Trust will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $100,000 of Investment Shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Trust's custodian to hold 4.0% of the total amount intended to be purchased in escrow (in shares of a Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

A letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If Investment Shares in a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales charge. If the shareholder redeems his shares in a Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment of Investment Shares on a regular basis in a minimum amount of $100 for each Fund ($25 for employees of Bancshares or any of its affiliates). Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by the Transfer Agent, plus the applicable sales charge. A shareholder may apply for participation in this program by calling their Compass Brokerage, Inc. personal investment officer or other authorized registered representative or the Transfer Agent.

DIVIDENDS

Dividends for the Bond Fund are declared daily and paid monthly and for the Equity Fund declared and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to Compass, the Trust or Transfer Agent as appropriate.

CAPITAL GAINS

Net capital gains realized by a Fund, if any, will be distributed at least once every twelve months and will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Transfer Agent, Compass Brokerage, Inc. or a Compass Asset Management division or affiliate as appropriate.

EXCHANGE PRIVILEGE
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INVESTMENT SHARES

Shareholders may exchange Investment Shares of a Fund for Investment Shares of any other Expedition Fund (or Investment Service Shares of the Expedition Money Market Fund). Investment Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Investment Shares of Funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds sold with a sales charge at net asset value, plus the applicable sales charge imposed by the fund whose shares are being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges.

When an exchange is made from a Fund with a sales charge to a Fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Shareholders of Investment Shares who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt of proper instructions and all necessary supporting documents, Investment Shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating Fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Trust reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified within 60 days prior to any modification or termination.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating Funds by calling 1-800-992-2085. In addition, investors may exchange shares by calling their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through the Transfer Agent, Compass Brokerage, Inc. or a Compass Brokerage, Inc. personal investment officer or other authorized registered representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange of Investment Shares by written request may do so by sending it to: The Expedition Funds, P.O. Box 8010, Boston, Massachusetts 02266-8010. In addition, an investor may exchange shares by sending a written request to their Compass Brokerage, Inc. personal investment officer or authorized registered representative directly.

INSTITUTIONAL SHARES


Shareholders of Institutional Shares interested in exchanging their shares should contact their Compass Asset Management division or affiliate.

REDEEMING SHARES
--------------------------------------------------------------------------------

INVESTMENT SHARES

Each Fund redeems shares at their net asset value next determined after receipt of the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions of Investment Shares must be received in proper form and can be made through a Compass Brokerage, Inc. personal investment officer or authorized registered representative or through the Transfer Agent.

BY TELEPHONE. Shareholders may redeem Investment Shares of the Fund by telephoning at 1-800-992-2085. An authorization form permitting telephone redemption requests must be completed. For calls received before 3:00 p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at a Bancshares banking affiliate or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

None of Compass Asset Management, Compass Brokerage, Inc., the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire or telephone instructions that it reasonably believes to be genuine. The Trust, Compass Asset Management, Compass Brokerage, Inc., and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. Such procedures may include taping of telephone conversations.

If market conditions are extraordinarily active or other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may consider placing your order by mail.

BY MAIL. Shareholders may redeem Investment Shares of the Fund by sending a written request. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming Investment Shares through the Transfer Agent should mail written requests to: The Expedition Fund--Investment Shares, P.O. Box 8010, Boston, Massachusetts 02266-8010.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Trust has adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. Redemptions of $10,000 or greater for a Fund must be in writing and a signature guarantee must accompany the request. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

INSTITUTIONAL SHARES

To redeem Institutional Shares a customer may contact their Compass Asset Management Group administrator or contact a Compass Asset Management division or affiliate.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders of Investment Shares who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Investment Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions, and the fluctuation of the net asset value of shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in a Fund (at current offering price).

A shareholder may apply for participation in this program through Compass Brokerage, Inc. or the Transfer Agent. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem shares in any Investment Shares account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before Investment Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. This requirement does not apply, however, if the balance falls below $1,000 because of changes in a Fund's net asset value.

SHAREHOLDER INFORMATION
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VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only shares of that Fund or class are entitled to vote.

As used in this Prospectus, a "vote of a majority of the outstanding shares" of a Fund means, with respect to the approval of an investment advisory agreement, sub-advisory agreement, a change in a fundamental investment limitation or with respect to a material increase in the 12b-1 distribution costs, the lesser of
(a) more than 50% of the outstanding shares of a Fund, or (b) at least 67% of the shares of a Fund present at a meeting at which the holders of more than 50% of the outstanding shares of such Fund are represented in person or by proxy.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or a Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

As of May 28, 1997, Blue Cross Blue Shield of Alabama, owned 29.73% of the Bond Fund which is considered a controlling interest as defined by the Investment Company Act of 1940, as amended.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to certain such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

A Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, each Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of a Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by a Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

ADDRESSES
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The Expedition Funds                                                           One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
-------------------------------------------------------------------------------------------------------------------
Distributor
                                    SEI Investments Distribution Co.           One Freedom Valley Road
                                                                               Oaks, Pennsylvania 19456
-------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                    Compass Bank                               15 S. 20th Street
                                                                               Birmingham, Alabama 35233
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Transfer Agent and Servicing Agent
                                    Transfer Agent                             Servicing Agent
                                    State Street Bank and Trust Company        Boston Financial Data Services, Inc.
                                    225 Franklin Street                        Two Heritage Drive
                                    Boston, Massachusetts 02110                Quincy, Massachusetts 02171
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Independent Auditors
                                    Deloitte & Touche LLP                      2500 One PPG Place
                                                                               Pittsburgh, Pennsylvania 15222-5401
-------------------------------------------------------------------------------------------------------------------
Counsel
                                    Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                               Washington, D.C. 20036
-------------------------------------------------------------------------------------------------------------------

                       THE EXPEDITION MONEY MARKET FUND

                     (A PORTFOLIO OF THE EXPEDITION FUNDS)

                      STATEMENT OF ADDITIONAL INFORMATION





This Statement of Additional Information should be read with the prospectus of
The Expedition Money Market Fund (the "Fund") dated June 9, 1997.   This
Statement is not a prospectus itself.   To receive a copy of the prospectus,
write the Fund or call toll-free 1-800-992-2085.


        Statement dated December 31, 1996 as supplemented June 9, 1997

Table of Contents

General Information About the Fund...........................................  3

Investment Objective and Policies............................................  3

Investment Limitations.......................................................  6

Regulatory Compliance........................................................  8

The Expedition Funds Management..............................................  9

Investment Advisory Services................................................. 11

Brokerage Transactions....................................................... 12

Other Services............................................................... 12

Purchasing Shares............................................................ 14

Determining Net Asset Value.................................................. 14

Redeeming Shares............................................................. 16

Massachusetts Partnership Law................................................ 16

Fund Ownership............................................................... 17

Tax Status................................................................... 17

Total Return................................................................. 17

Yield........................................................................ 18

Effective Yield.............................................................. 18

Performance Comparisons...................................................... 19

Financial Statements......................................................... 20

General Information about the Fund
--------------------------------------------------------------------------------
The Fund is a portfolio in The Expedition Funds (the "Trust"'). The Trust, formerly The Starburst Fund, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.


Shares of the Fund are offered in two classes, known as Investment Service Shares and Institutional Shares.


Investment Objective and Policies
--------------------------------------------------------------------------------
The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees"') without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

Types of Investments

The Fund invests primarily in money market instruments which mature in thirteen months or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. Government obligations and repurchase agreements.

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.

    Bank Instruments

     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:

     . Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks;

     . Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;

     . Canadian Time deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and

     . Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

    Ratings


     A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for subcategories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, unless a security is rated by only one NRSRO, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."


    U.S. Government Obligations

     The types of U.S. Government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by:

     .    the full faith and credit of the U.S. Treasury;

     .    the issuer's right to borrow from the U.S. Treasury;

     . the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

     .    the credit of the agency or instrumentality issuing the obligations.

     Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

     .    Farm Credit Banks;
     .    National Bank for Cooperatives;
     .    Federal Home Loan Banks;
     .    Farmers Home Administration; and
     .    Fannie Mae

When-issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal
transaction costs, are incurred.   However, liquid assets of the Fund sufficient
to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Repurchase Agreements

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.

Credit Enhancement

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer.
However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

Restricted and Illiquid Securities

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees. The Board considers the following criteria in determining the liquidity of certain restricted securities:

     .    the frequency of trades and quotes for the security;

     . the number of dealers willing to purchase or sell the security and the number of other potential buyers;

     .    dealer undertakings to make a market in the security; and

     .    the nature of the security and the nature of the marketplace trades.

Lending of Portfolio Securities

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Investment Limitations
--------------------------------------------------------------------------------

Selling Short and Buying on Margin

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.

Issuing Senior Securities and Borrowing Money

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or
disadvantageous.   The Fund will not purchase any securities while borrowings in
excess of 5% of the value of its total assets are outstanding.   During the
period any reverse repurchase
agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any assets except to secure
permitted borrowings.   In those cases, it may pledge assets having a value not
exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

Concentration of Investments

The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% of the value of its total assets in the commercial paper issued by finance companies. The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.

Investing in Commodities and Real Estate

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

Investing in Restricted Securities

The Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.

Underwriting

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or Declaration of Trust.

Diversification of Investments

With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Securities of Other Investment Companies

The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.

Investing in Illiquid Securities

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


REGULATORY COMPLIANCE
--------------------------------------------------------------------------------
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs
according to Rule 2a-7.   The Fund may change these operational policies to
reflect changes in the laws and regulations without the approval of its shareholders.

The Expedition Funds Management


TRUSTEES AND OFFICERS OF THE FUND
--------------------------------------------------------------------------------
The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Fund, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Financial Services Company.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of the Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal

Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of the Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of the Arbor Fund, Marquis Funds(R) and Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12//31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 - December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, A 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP (accounting firm), 1986-1994.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996).
Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993); Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).
----------------------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Board of Trustees was elected at a Shareholder meeting on May 16, 1997 and, therefore have not received compensation from the Trust. Each Trustee who is considered "not interested" will receive an estimated $660 as compensation for the remainder of the fiscal year ending October 31, 1997. Officers and Trustees own less than 1% of the Fund's outstanding shares.


Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


Investment Advisory Services
--------------------------------------------------------------------------------
Adviser to the Fund

The Fund's investment adviser is Compass Bank, an Alabama state banking corporation (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.

For the fiscal years ended October 31, 1996, 1995, and 1994, the Adviser earned $646,650, $779,414, and $706,200, respectively, which was reduced by $0, $188,477, and $63,808, respectively, because of undertakings to limit the Fund's expenses.


Brokerage Transactions
--------------------------------------------------------------------------------
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio
evaluations; and similar services.   Research services provided by brokers and
dealers may be used by the Adviser or its affiliates in advising the Fund and
other accounts.   To the extent that receipt of these services may supplant
services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995 and 1994, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


Other Services
--------------------------------------------------------------------------------

Fund Administration

The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Trust for three years.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Funds.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Fund are parties to a distribution agreement ("Distribution Agreement") which applies to both Institutional Shares and Investment Service Shares of the Fund.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor.


Custodian

Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

Transfer Agent and Servicing Agent


State Street Bank and Trust Company and Boston Financial Data Services, Inc. serves as transfer agent and servicing agent for the Trust, respectively. The fee paid to the Transfer Agent is based upon the size, type and number of accounts and transactions made by shareholders.


Independent Auditors

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

Purchasing Shares
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Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Investment Shares."

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."


Shareholder Service Plan

With respect to the Investment Service Shares class of the Fund, the Trust has adopted a Shareholder Service Plan (the "Plan"'). Pursuant to the Plan, the distributor may pay fees to administrators for administrative services as to Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.


For the fiscal year ended October 31, 1996, the Fund paid distribution fees under its then existing Rule 12b-1 plan of $93,187, of which $41,507 was voluntarily waived.

Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum
interest may be earned.   To this end, all payments from shareholders must be in
federal funds or be converted into federal funds.


Determining Net Asset Value
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The Fund attempts to stabilize the value of a Share at $1.00. Net asset value is calculated on days on which both the New York Stock Exchange and the Federal Reserve wire system are open for business. Currently, the Fund is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.

Use of the Amortized Cost Method

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the SEC under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective.

Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

    Monitoring Procedures

     The Trustees' procedures include monitoring the relationship between the amortized cost value per Share and the net asset value per Share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

    Investment Restrictions

     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more NRSRO. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per Share. Except as allowed under Rule 2a-7, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.

     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


Redeeming Shares
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The Fund redeems Shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares." Although Federated Shareholder Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

Redemption in Kind

Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.

Redemption in kind will be made in conformity with applicable SEC rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law
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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its
property to protect or compensate the shareholder.   On request, the Trust will
defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

Fund Ownership
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As of May 28, 1997, the following persons were the only persons who were record owners of 5% or more of the shares of the Fund:

Tax Status
--------------------------------------------------------------------------------

The Fund's Tax Status

The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

     . derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

     . derive less than 30% of its gross income from the sale of securities held less than three months;

     .    invest in securities within certain statutory limits; and

     . distribute to its shareholders at least 90% of its net income earned during the year.

Shareholders' Tax Status

Shareholders are subject to federal income tax on dividends received as cash or
additional Shares.   No portion of any income dividend paid by the Fund is
eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

    Capital Gains

     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


Total Return
--------------------------------------------------------------------------------

The Fund's average annual total returns for Institutional Shares for the one-year and five-year periods ended October 31, 1996, and for the period from April 29, 1991 (date of initial public investment) to October 31, 1996, were 4.79%, 3.98% and 4.15%, respectively.

The Fund's average annual total returns for Investment Service Shares for the one-year and five-year periods ended October 31, 1996, and for the period from February 5, 1990 (date of initial public investment) to October 31, 1996, were 4.95%, 4.13% and 4.89%, respectively.

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and distributions.


Yield
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The yield for the Institutional Shares for the seven-day period ended October 31, 1996 was 4.51%. The yield for the Investment Services Shares for the same period was 4.66%.

The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

     . determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;

     . dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

     .    multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.


Effective Yield
--------------------------------------------------------------------------------

The effective yield for Investment Service Shares for the seven-day period ended October 31, 1996 was 4.61%. The effective yield for the Institutional Shares for the same period was 4.77%.

The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:

     .    adding 1 to the base period return;

     .    raising the sum to the 365/7th power; and

     .    subtracting 1 from the result.

Performance Comparisons
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The Fund's performance of both classes of shares depends upon such variables as:

     .    portfolio quality;

     .    average portfolio maturity;

     .    type of instruments in which the portfolio is invested;

     .    changes in interest rates on money market instruments;

     .    changes in the Fund's or either class of shares expenses; and

     .    the relative amount of Fund cash flow.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

     . Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instrument funds'' category in advertising and sales literature.

Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

Economic and Market Information

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute ("ICI").   For example, according to the ICI,
twenty-seven percent of American
households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.

Financial Statements

The financial statements for the fiscal year ended October 31, 1996, including notes thereto and the report of Deloitte & Touche LLP thereon are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                            The Expedition Bond Fund
                           The Expedition Equity Fund

                    (Two Portfolios of The Expedition Funds)

                      Statement of Additional Information



This Statement of Additional Information should be read with the prospectus of The Expedition Bond Fund (the "Bond Fund") and The Expedition Equity Fund (the "Equity Fund") dated June 9, 1997. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Fund or call toll-free 1-800-992-2085.

         Statement dated December 31, 1996 as supplemented June 9, 1997

Table of Contents

General Information About the Fund     1


Investment Policies                    1


Investment Limitations                 6


The Expedition Funds Management        9

Investment Advisory Services          11

Brokerage Transactions                12

Other Services                        12

Purchasing Shares                     13

Determining Net Asset Value           14

Redeeming Shares                      15

Massachusetts Partnership Law         15

Tax Status                            16

Fund Ownership                        16

Total Return                          16

Yield                                 16

Performance Comparisons               17





                                       I

General Information About the Fund
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Each Fund is a portfolio in The Expedition Funds (the "Trust"). The Trust, formerly The Starburst Funds, was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.

Investment Policies
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     U.S. Government Securities

The types of U.S. Government securities in which the Bond Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These securities are backed by:


 .the full faith and credit of the U.S. Treasury (such as Farmers Home
  Administration and Government National Mortgage Association);

 .the issuer's right to borrow from the U.S. Treasury (such as Farmers Home
  Administration);


 .the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as Federal Home Loan Banks and Farmers Home Administration);

 .the credit of the agency or instrumentality issuing the obligations (such as Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Fannie Mae and Federal Home Loan Mortgage Corporation).


  Privately Issued Mortgage-Related Securities

     Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.

When-Issued and Delayed Delivery Transactions

These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on a Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. A Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

Futures and Options Transactions


Each Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts.

Financial Futures Contracts


   A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

   In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Bond Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Bond Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.


Purchasing Put Options on Financial Futures Contracts



   Each Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

   A Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.



   Alternatively, the Fund may exercise its put option. To do so, it could simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.

Writing Call Options on Financial Futures Contracts



   In addition to purchasing put options on futures, each Fund may write listed call options on futures contracts to hedge its portfolio against an increase in market interest rates. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.

   Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.


Writing Put Options on Financial Futures Contracts



   Each Fund may write listed put options on financial futures contracts. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As stock prices rise or interest rates decrease, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by a Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the increase in market prices or decrease in interest rates.


   Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts


   An additional way in which a Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of a Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.

   Prior to the exercise or expiration of the call option, a Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.



Limitations on Open Futures Positions



   A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.


"Margin" in Futures Transactions


   Unlike the purchase or sale of a security, a Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, a Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.



   A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

   The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.

Purchasing Put and Call Options


   Each Fund may purchase put and call options. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.


Writing Put and Call Options


   Each Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.


   The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

Lending of Portfolio Securities

The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

Restricted Securities



Each Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Trust believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Trust's Board of Trustees. The Board of Trustees considers the following criteria in determining the liquidity of certain restricted securities:



  .the frequency of trades and quotes for the security;

  .the number of dealers willing to purchase or sell the security and the number of other potential buyers;

  .dealer undertakings to make a market in the security; and

  .the nature of the security and the nature of the marketplace trades.

Repurchase Agreements



Each Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from a Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

Asset Backed Securities

Asset Backed Securities in which the Bond Fund may invest are securities collateralized by shorter term loans such as automobile loans, home equity loans, computer leases, or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral behind asset-backed securities tends to have prepayment rates that do not vary with interest rates. In addition the short-term nature of the loans reduces the impact of any change in prepayment level. Due to amortization, the average life for these securities is also the conventional proxy for maturity.

Possible Risks: Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer higher yield to compensate for any variation in average maturity.


Reverse Repurchase Agreements


The use of reverse repurchase agreements may enable the Bond Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

Standard & Poor's Depositary Receipts ("SPDRs")

SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market as SPDRs are listed on the American Stock Exchange.

The UIT will issue SPDRs in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.

SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of SPDRs is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Fund could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.


Portfolio Turnover


The Equity Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The estimated annual rate of portfolio turnover will not exceed 100%. For the fiscal years ended October 31, 1996 and 1995, the Bond Fund's portfolio turnover rates were 77% and 79% respectively.


Investment Limitations
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Diversification of Investments

With respect to 75% of the value of the Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.


Under this limitation, as it relates to the Bond Fund, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.

Buying on Margin



A Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


Issuing Senior Securities and Borrowing Money



A Fund will not issue senior securities except that the Fund may borrow money and the Bond Fund may engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.

A Fund will not borrow money or, with respect to the Bond Fund, engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Bond Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

A Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.


Investing in Real Estate


A Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.


Investing in Commodities


A Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.


Underwriting


A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

Lending Cash or Securities


A Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. Government securities, repurchase agreements covering U.S. Government securities, or other transactions which are permitted by the Fund's investment objective and policies.)


Selling Short


A Fund will not sell securities short.


The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Investing in Illiquid Securities


A Fund will not invest more than 15% of the value of its total assets in securities which are not readily marketable or which are otherwise considered Illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.


Investing in Securities of Other Investment Companies


A Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.


Writing Covered Put and Call Options and Purchasing Put Options


A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.


Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


For purposes of its policies and limitations, the Bond Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

Trustee Liability

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


THE EXPEDITION FUNDS MANAGEMENT
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The management and affairs of the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Fund pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Fund, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Fund also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc, HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust, and TIP Funds, each of which is an open-end management investment company managed by SEI Fund Resources or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., are distributed by SEI Investments Distribution Co.

ROBERT A. NESHER (DOB 08/17/46) -- Chairman of the Board of Trustees* -- Retired since 1994. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of the Administrator and the Distributor, 1981-1994. Trustee of The Arbor Fund, Marquis Funds(R), The Advisors' Inner Circle Fund, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Institutional Investments Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Insurance Investment Products Trust, 1784 Funds(R), Pillar Funds, Rembrandt Funds, and Stepstone Funds.

JOHN T. COONEY (DOB 01/20/27) -- Trustee** -- 569 N. Post Oak Lane, Houston, TX 77024. Retired since 1992. Formerly Vice Chairman of Ameritrust Texas N.A., 1989-1992, and MTrust Corp., 1985-1989. Trustee of The Arbor Fund, Marquis Funds(R), and The Advisors' Inner Circle Fund.

WILLIAM M. DORAN (DOB 05/26/40) - Trustee* - 2000 One Logan Square, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius (law firm), counsel to the Trust, Administrator and Distributor, Director and Secretary of SEI.
Trustee of The Arbor Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Insurance Investment Products Trust, The Advisors' Inner Circle Fund, and Marquis Funds(R).

FRANK E. MORRIS (DOB 12/30/23) -- Trustee** -- 105 Walpole Street, Dover, MA 02030. Retired since 1990. Peter Drucker Professor of Management, Boston College, 1989-1990. President, Federal Reserve Bank of Boston, 1968-1988. Trustee of The Arbor Fund, Marquis Funds(R), The Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI

Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust and SEI Institutional Investments Trust.

ROBERT A. PATTERSON (DOB 11/05/27) -- Trustee** -- 208 Old Main, University Park, PA 16802. Pennsylvania State University, Senior Vice President, Treasurer (Emeritus). Financial and Investment Consultant, Professor of Transportation (1984-present). Vice President-Investments, Treasurer, Senior Vice President (Emeritus) (1982-1984). Director, Pennsylvania Research Corp.; Member and Treasurer, Board of Trustees of Grove City College. Trustee of The Arbor Fund, Marquis Funds(R), and Advisors' Inner Circle Fund.

GENE PETERS (DOB 06/03/29)--- Trustee** -- 943 Oblong Road, Williamstown, MA 01267. Private investor from 1987 to present. Vice President and Chief Financial Officer, Western Company of North America (petroleum service company) (1980-1986). President of Gene Peters and Associates (import company) (1978-
1980). President and Chief Executive Officer of Jos. Schlitz Brewing Company before 1978. Trustee of The Arbor Fund, Marquis Funds(R) and The Advisors' Inner Circle Fund.

JAMES M. STOREY (DOB 04/12//31) -- Trustee** -- Partner, Dechert Price & Rhoads, from September 1987 -December 1993; Trustee of the Arbor Fund, Marquis Funds(R), Advisors' Inner Circle Fund, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, Insurance Investment Products Trust, SEI Asset Allocation Trust, and SEI Institutional Investments Trust.

DAVID G. LEE (DOB 04/16/52) -- President and Chief Executive Officer -- Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor, 1991-1993. President, GW Sierra Trust Funds before 1991.

SANDRA K. ORLOW (DOB 10/18/53) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) -- Vice President and Assistant Secretary -- Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor, 1992-1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1988-1992.

RICHARD W. GRANT (DOB 10/25/45) -- Secretary -- 2000 One Logan Square, Philadelphia, A 19103, Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, Administrator and Distributor.

KATHRYN L. STANTON (DOB 11/19/58) -- Vice President and Assistant Secretary, Deputy General Counsel, of SEI, Vice President and Assistant Secretary of the Administrator and Distributor since 1994. Associate, Morgan, Lewis & Bockius LLP (law firm), 1989-1994.

ROBERT DELLACROCE (DOB 12/17/63) -- Controller and Chief Financial Officer -- Director, Funds Administration and Accounting of SEI since 1994. Senior Audit Manager, Arthur Andersen LLP (accounting firm), 1986-1994.

TODD B. CIPPERMAN (DOB 01/14/66) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine (law firm) (1994-1995). Associate, Winston & Strawn (law firm) (1991-1994).

BARBARA A. NUGENT (DOB 06/18/56) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-1993); Assistant Vice President -Operations of Delaware Service Company, Inc. (1988-
1992).

MARC H. CAHN (DOB 06/19/57) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).
----------------------------------------
*Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act.

**Messrs. Cooney, Morris, Patterson, Peters and Storey serve as members of the Audit Committee of the Fund.

The Board of Trustees was elected at a Shareholder Meeting on May 16, 1997 and therefore have not received compensation from the Trust. Each Trustee who is considered "not interested" will receive an estimated $660 as compensation for the remainder of the fiscal year ending October 31, 1997. Officers and Trustees own less than 1% of the Fund's Outstanding Shares.


Investment Advisory Services
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Adviser to the Fund

The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.

Advisory Fees

For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.


For the fiscal years ended October 31, 1996, 1995 and 1994, for the Bond Fund the Adviser earned $411,493, $434,754, and $600,031, respectively, of which $137,165, $179,019, and $240,012 respectively, were voluntarily waived. The Equity Fund had not commenced operations as of October 31, 1996.

Brokerage Transactions
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When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended October 31, 1996, 1995, and 1994, the Fund paid no brokerage commissions. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

Other Services
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Fund Administration


The Fund and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect with respect to the Trust for three years.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interests in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Fund, Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI

Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, STI Classic Variable Trust and TIP Funds.



Federated Administrative Services, a subsidiary of Federated Investors, previously provided administrative personnel and services to the Bond Fund. For the fiscal years ended October 31, 1996, 1995 and 1994, the Bond Fund incurred $78,143, $80,898 and $109,358, respectively, for administrative services, of which $0, $0, and $0, respectively, were voluntarily waived.


Distributor

SEI Investments Distribution Co. (the "Distributor") a wholly-owned subsidiary of SEI and the Trust are parties to a distribution agreement (the "Distribution Agreement") which applies to both the Institutional Shares and Investment Shares of the Fund.


Custodian

Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.


Transfer Agent and Servicing Agent

State Street Bank and Trust Company and Boston Financial Data Services, Inc., serves as transfer agent and servicing agent for the Trust, respectively. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.

Independent Auditors

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.


Purchasing Shares
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Shares are sold at their net asset value with a sales charge on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."

Distribution Plan


The Expedition Funds have adopted a Plan for the Investment Shares of the Funds pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Plan provides for payment of fees to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the Distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares.

The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Trust's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.

The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objective.

For the fiscal year ended October 31, 1996, brokers and administrators (financial institutions) were entitled to receive fees in the amount of $137,165, of which $137,165 was voluntarily waived, pursuant to the Plan.


Conversion to Federal Funds

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.

Determining Net Asset Value
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Net asset value generally changes each day. Net asset value is calculated on days on which the New York Stock Exchange is open for business. Currently the Funds are closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


Determining Market Value of Securities


Market values of a Fund's portfolio securities are determined as follows:


 .    as provided by an independent pricing service;

 .    for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

 .    at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

 .    yield;

 .    quality;

 .    coupon rate;

 .    maturity;

 .    type of issue;

 .    trading characteristics; and

 .    other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.



Redeeming Shares
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The Fund redeems shares at the next computed net asset value after the Transfer Agent receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."


Redemption in Kind


Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from a Fund's portfolio.


Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.


The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.


Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.

Massachusetts Partnership Law
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Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.

Tax Status
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Each Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To quality for this treatment, the Fund must, among other requirements:


 .    derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

 .    derive less than 30% of its gross income from the sale of securities held less than three months;

 .    invest in securities within certain statutory limits; and

 .    distribute to its shareholders at least 90% of its net income earned during the year.



Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares.

No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

Capital Gains

   Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.


Fund Ownership
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As of May 28, 1997, the following persons were the only persons who were record holders of 5% or more of the shares of the Bond Fund:

Total Return
--------------------------------------------------------------------------------
The Bond Fund's average annual total returns for the fiscal year ended October 31, 1996, and for the period from April 20, 1992 (date of initial public investment) to October 31, 1996, were 1.88% and 5.24%, respectively.

The average annual total return for a Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.

Yield
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The Bond Fund's yield for the thirty-day period ended October 31, 1996 was 4.93%.


The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.

Performance Comparisons
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The Fund's performance depends upon such variables as:

 .    portfolio quality;

 .    average portfolio maturity;

 .    type of instruments in which the portfolio is invested;

 .    changes in interest rates and market value of portfolio securities;

 .    changes in the Fund's expenses; and

 .    various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more
complete view of the Fund's performance.   When comparing performance, investors
should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

 .    Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative caculation using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Bond Fund and the Equity Fund will quote its Lipper ranking in the "Short-Intermediate Corporate Funds" or Growth and Income Funds" category, respectively, in advertising and sales literature.


 .    The Salomon Brothers Total Rate-of-Return Index for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.

 .    The Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

 .    Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


 .    Lehman Brothers Intermediate Government/Corporate Bond Index is an
     unmanaged index comprised of all approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. Government or its agencies; corporate bonds guaranteed by the U.S. Government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

 .    S&P 500 is a portfolio of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. Unlike the Russell indices, there are always 500 names in the S&P 500. Changes are made by Standard & Poor's as needed.

 .    S&P Mid Cap 400 Index consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is also a market-value weighted index and was the first benchmark of mid cap stock price movement.

 .    Wilshire 5000 Equity Index measures performance of all US headquartered equity securities with readily available price data. Approximately 6,000 capitalization weighted security returns are used to calculate the index.

Advertisements and other sales literature for a Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in a Fund based on monthly reinvestment of dividends over a specified period of time.


Advertisements may quote performance information which does not reflect the effect of the sales charge.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.


Economic and Market Information

Advertising and sales literature for a Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.


Financial Statements

The financial statements of the Bond Fund for the fiscal year ended October 31, 1996, including notes thereto and the report of Deloitte & Touche LLP thereon are herein incorporated by reference. A copy of the 1996 Annual Report to Shareholders must accompany the delivery of this Statement of Additional Information.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

     (a)  Financial Statements:

     Part A -- Financial Highlights

     Part B --
The following audited financial statements as of October 31, 1996 and the report of Deloitte & Touche LLP dated December 6, 1996, are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Annual Report of Shareholders, as filed with the Securities and Exchange Commission on January 3, 1997 with Accession Number 0000854850-97-000001.

          Portfolio of Investments
          Statement of Assets & Liabilities
          Statement of Operations
          Statement of Changes in Net Assets
          Financial Highlights
          Notes to Financial Statements

     (b)  Additional Exhibits:

(1) Declaration of Trust is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission ("SEC") on December 29, 1995.
(1)(a) Amendment No. 1 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(i) to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.
(1)(b) Amendment No. 2 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(ii) to Registrant's Post-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on May 21, 1990.
(1)(c) Amendment Nos. 3, 4, and 5 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(iii) to Registrant's Post-Effective Amendment No. 3 on Form N-1A (File No. 33-30950) filed with the SEC on September 11, 1991.
(1)(d) Amendment No. 6 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(iv) to Registrant's Post-Effective Amendment No. 5 on Form N-1A (File No. 33-30950) filed with the SEC on February 14, 1992.
(1)(e) Amendment No. 7 to Declaration of Trust is incorporated herein by reference as Exhibit (1)(v) to Registrant's Post-Effective Amendment No. 8 on Form N-1A (File No. 33-30950) filed with the SEC on September 28, 1992.
(1)(f) Amendment Nos. 8 and 9 to Declaration of Trust are incorporated herein by reference as Exhibit (1)(vi) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(1)(g) Amendment No. 10 to Declaration of Trust is filed herewith.

(2) By-Laws are incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(3)  Not Applicable
(4) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Income Fund is incorporated herein by reference as Exhibit
     (4)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(a) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(b) Specimen Certificate for Shares of Beneficial Interest of The Starburst Government Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(c) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Investment Shares is incorporated herein by reference as Exhibit (4)(iv) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(4)(d) Specimen Certificate for Shares of Beneficial Interest of The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5) Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as Exhibit (5)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(5)(a) Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as Exhibit (5)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(5)(b) Form of Exhibit E to the Investment Advisory Contract of the Registrant relating to The Expedition Equity Fund is filed herewith.

(6) Distributor's Contract of the Registrant through and including Exhibit F is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(6a) Form of Distribution Agreement with SEI Investments Distribution Co. Is filed herewith.

(7)  Not applicable
(8) Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

(9) Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(9)(a) Sales Agreement with Federated Securities Corp. is incorporated herein by reference as Exhibit (9)(ii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.
(9)(b) Electronic Communications and Record keeping Agreement is incorporated herein by reference as Exhibit (9)(iii) to Registrant's Post-Effective Amendment No. 17 on Form N-1A (File No. 33-30950) filed with the SEC on August 3, 1994.

(9)(c) Form of Administration Agreement with SEI Fund Resources is filed herewith.
(9)(d) Form of Shareholder Service Plan and Agent as it relates to the Investment Service Shares is filed herewith.

(10) Opinion and Consent of Counsel is incorporated herein by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.
(11) Consent of the Independent Auditors is filed herewith.
(12) Not applicable
(13) Initial Capital Understanding is incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A (File No. 33-30950) filed with the SEC on November 16, 1989.

(14) Not applicable
(15) Distribution Plan through and including Exhibit G is incorporated herein by reference as Exhibit (15)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(15)(a) Form of 12b-1 Agreement is incorporated herein by reference as Exhibit
     (15)(ii) to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(15)(b) Form of Amended and Restated Distribution Plan is filed herewith.

(16) Schedule of Computation of Fund Performance for The Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(a) Schedule of Computation of Fund Performance for The Starburst Government Money Market Fund is incorporated herein by reference as Exhibit (16)(ii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(16)(b) Schedule of Computation of Fund Performance for The Starburst Money Market Fund is incorporated herein by reference as Exhibit (16)(iii) to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.
(17) Financial Data Schedules are filed herewith.

(18) Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

(18)(a) Rule 18f-3 Multiple Class Plan of April, 1997 is filed herewith.


(24) Powers of Attorney for Dr. Robert A. Patterson, Eugene B. Peters, Frank E. Morris, Robert A. Nesher, William M. Doran, James M. Storey, John T. Cooney, and David G. Lee are filed herewith.


Item 25.  Persons Controlled by or Under Common Control with Registrant

  See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 26.  Number of Holders of Securities:

 As of May 28, 1997:



                                                       Number of
Title of Class                                      Record Holders
--------------                                      --------------
Units of beneficial interest, without par value--..
Money Market Fund -- Trust Shares..................       5
Money Market Fund - Investment Shares..............      71
Equity Fund - Institutional Shares.................       0
Equity Fund-Investment Shares......................       0
Bond Fund..........................................   2,448


Item 27.  Indemnification:

  Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950).

Item 28.  Business and Other Connections of Investment Adviser:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:

                                                               Other Substantial
                                                             Business, Profession,
            Name              Position with the Adviser      Vocation, Employment
----------------------------  -------------------------  ---------------------------
D. Paul Jones, Jr.            Chairman, President,       Chairman, Chief Executive
                              Chief Executive Officer,   Officer, Treasurer and
                              Treasurer and Director     Director of Compass
                                                         Bancshares, Inc.; Director
                                                         of Golden Enterprises, Inc.
                                                         (snack food and metal
                                                         fastener production and
                                                         distribution), the principal
                                                         business address of which is
                                                         110 South Sixth Street,
                                                         Birmingham, Alabama 35205
--------------------------------------------------------------------------------------
E. Lee Harris, Jr.            Executive Vice President,
                              Executive Officer,
                              Human Resources
--------------------------------------------------------------------------------------
Garrett R. Hegel              Chief Financial Officer    Chief Financial Officer of
                                                         Compass Bancshares, Inc.
--------------------------------------------------------------------------------------
Jerry  W. Powell              General Counsel and        General Counsel of Compass
                              Secretary                  Bancshares, Inc.
--------------------------------------------------------------------------------------
G. Ray Stone                  Senior Executive           Vice President, Chief Credit
                                                         Policy Officer
--------------------------------------------------------------------------------------
Byrd Williams                 Group Executive Vice       Executive Vice President of
                              President, Chief Retail    Compass Bancshares, Inc.
                              Banking Executive
--------------------------------------------------------------------------------------
Michael A. Bean               Executive Vice
                              President,
                              Controller
--------------------------------------------------------------------------------------
Christina L. Boles            Executive Vice
                              President,
                              Asset and Liability
                              Management
--------------------------------------------------------------------------------------
Eugene C. Boles               Executive Vice
                              President,
                              Loan Administration
--------------------------------------------------------------------------------------

Ralph H. Cassell              Executive Vice
                              President,
                              Regional Executive,
                              Community Banking
--------------------------------------------------------------------------------------
D. Stevenson Ferguson, Jr.    Executive Vice
                              President,
                              Asset Management
--------------------------------------------------------------------------------------
James G. Heslop               Executive Vice President,
                              Metro Alabama, Retail
                              Banking
--------------------------------------------------------------------------------------
Thomas E. Lazenby             Executive Vice
                              President,
                              Consumer Finance
--------------------------------------------------------------------------------------
Robert S. McKean              Executive Vice President,
                              Regional Executive,
                              Community Banking
--------------------------------------------------------------------------------------
John C. Neiman                Executive Vice President,
                              National Industries
--------------------------------------------------------------------------------------
Alan M. Ostroff               Executive Vice President,
                              Operations and Technology
--------------------------------------------------------------------------------------
Randall Reynolds              Vice President,
                              Retail Investment Sales
--------------------------------------------------------------------------------------
Dewey A. White, III           Executive Vice President,
                              Correspondent and
                              Investment Services
--------------------------------------------------------------------------------------
David N. Wright               Executive Vice President,
                              Regional Executive, Gulf
                              Region
--------------------------------------------------------------------------------------

The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

Directors:

Name                        Other Substantial Business, Profession Vocation or Employment
--------                    -------------------------------------------------------------
Charles W. Daniel           President, Dantract, Inc. (real estate investments), Suite
                            100, 200 Office Park Drive, Birmingham, Alabama 35223.

William Eugene Davenport    President and Chief Operating Officer of Russell Lands, Inc.
                            (real estate development), 1 Willowpoint Road, Alexander
                            City, Alabama 35010.

Marshall Durbin, Jr.        President of Marshall Durbin & Company, Inc. (poultry
                            processing), 3125 Independence Drive, Birmingham, Alabama 35209.

Tranum Fitzpatrick          Chairman of Guilford Company, Inc. (real estate
                            development), President of Guilford Capital (real estate
                            investment) and President of Empire-Rouse (real estate
                            development) 2600 East South Boulevard, Montgomery, Alabama 36116.

George W. Hansberry, M.D.   Decatur General Hospital (medical services provider) P.O. Box
                            2239, Decatur, Alabama 35609-2239 and Parkway Medical
                            Center (medical services provider) P.O. Box 2211, Decatur,
                            Alabama 35609-2211.

Directors:

Name                        Other Substantial Business, Profession
----                        --------------------------------------
Vocation or Employment
----------------------

D. Paul Jones, Jr.          Chairman, Chief Executive Officer and Treasurer of
                            Compass Bancshares, Inc. and Compass Bank; President of
                            Compass Bank; Director of Golden Enterprises, Inc. (snack
                            food distribution), 110 South Sixth Street,
                            Birmingham, Alabama 35205.

Goodwin L. Myrick           President and Chairman, Alabama Farmers Federation, ALFA
                            Corporation, ALFA Insurance Companies and ALFA Services,
                            Inc. (agriculture and insurance), the principal address of each of which is 2108 East South Boulevard, Montgomery, Alabama 36116.

John S. Stein               President and Chief Executive Officer of Golden Foods, Inc.
                            (snack food distribution), 110 South Sixth Street, Birmingham,
                            Alabama 35205.

All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

 SEI Daily Income Trust                  July 15, 1982
 SEI Liquid Asset Trust                  November 29, 1982
 SEI Tax Exempt Trust                    December 3, 1982
 SEI Index Funds                         July 10, 1985
 SEI Institutional Managed Trust         January 22, 1987
 SEI International Trust                 August 30, 1988
 Stepstone Funds                         January 30, 1991
 The Advisors' Inner Circle Fund         November 14, 1991
 The Pillar Funds                        February 28, 1992
 CUFUND                                  May 1, 1992
 STI Classic Funds                       May 29, 1992
 CoreFunds, Inc.                         October 30, 1992
 First American Funds, Inc.              November 1, 1992
 First American Investment Funds, Inc    November 1, 1992
 The Arbor Fund                          January 28, 1993
 1784 Funds/(R)/                         June 1, 1993
 The PBHG Funds, Inc.                    July 16, 1993
 Marquis Funds/(R)/                      August 17, 1993
 Morgan Grenfell Investment Trust        January 3, 1994
 The Achievement Funds Trust             December 27, 1994
 Bishop Street Funds                     January 27, 1995
 CrestFunds, Inc.                        March 1, 1995
 STI Classic Variable Trust              August 18, 1995
 ARK Funds                               November 1, 1995
 Monitor Funds                           January 11, 1996
 FMB Funds, Inc.                         March 1, 1996
 SEI Asset Allocation Trust              April 1, 1996
 TIP Funds                               April 28, 1996
 SEI Institutional Investments Trust     June 14, 1996
 First American Strategy Funds, Inc.     October 1, 1996
 HighMark Funds                          February 15, 1997
 Armada Funds                            March 8, 1997

SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                                                          Position and Office                Positions and Offices
Name                                                        with Underwriter                    with Registrant
-------------------------------------------  ----------------------------------------------  ---------------------
Alfred P. West, Jr.                          Director, Chairman & Chief Executive Officer                       --
Henry H. Greer                               Director, President & Chief Operating Officer                      --
Carmen V. Romeo                              Director, Executive Vice President & Treasurer                     --
Gilbert L. Beebower                          Executive Vice President                                           --
Richard B. Lieb                              Executive Vice President, President-Investment
                                             Services Division                                                  --
Leo J. Dolan, Jr.                            Senior Vice President                                              --
Carl A. Guarino                              Senior Vice President                                              --
Jerome Hickey                                Senior Vice President                                              --
Larry Hutchison                              Senior Vice President                                              --
Steven Kramer                                Senior Vice President                                              --
David G. Lee                                 Senior Vice President                                       President
William Madden                               Senior Vice President                                              --
Jack May                                     Senior Vice President                                              --
A. Keith McDowell                            Senior Vice President                                              --
Dennis J. McGonigle                          Senior Vice President                                              --
Hartland J. McKeown                          Senior Vice President                                              --
Barbara J. Moore                             Senior Vice President                                              --
James V. Morris                              Senior Vice President                                              --
Steven Onofrio                               Senior Vice President                                              --
Kevin P. Robins                              Senior Vice President, General Counsel &          Assistant Secretary
                                                                                                  & Vice President
                                             Secretary
Robert Wagner                                Senior Vice President                                              --
Patrick K. Walsh                             Senior Vice President                                              --
Kenneth Zimmer                               Senior Vice President                                              --
Robert Aller                                 Vice President                                                     --
Marc H. Cahn                                 Vice President & Assistant Secretary              Assistant Secretary
                                                                                                  & Vice President
Gordon W. Carpenter                          Vice President                                                     --
Todd Cipperman                               Vice President & Assistant Secretary               Assistant Secretary
                                                                                                  & Vice President
Robert Crudup                                Vice President & Managing Director                                 --
Ed Daly                                      Vice President                                                     --
Jeff Drennen                                 Vice President                                                     --

                                                          Position and Office                Positions and Offices
Name                                                        with Underwriter                    with Registrant
-------------------------------------------  ----------------------------------------------  ---------------------
Mick Duncan                                  Vice President and Team Leader                                     --
Vic Galef                                    Vice President & Managing Director                                 --
Kathy Heilig                                 Vice President                                                     --
Michael Kantor                               Vice President                                                     --
Samuel King                                  Vice President                                                     --
Kim Kirk                                     Vice President & Managing Director                                 --
Donald H. Korytowski                         Vice President                                                     --
John Krzeminski                              Vice President & Managing Director                                 --
Robert S. Ludwig                             Vice President and Team Leader                                     --
Vicki Malloy                                 Vice President and Team Leader                                     --
Carolyn McLaurin                             Vice President & Managing Director                                 --
W. Kelso Morrill                             Vice President                                                     --
Barbara A. Nugent                            Vice President & Assistant Secretary              Assistant Secretary
                                                                                                  & Vice President
Sandra K. Orlow                              Vice President & Assistant Secretary              Assistant Secretary
                                                                                                  & Vice President
Donald Pepin                                 Vice President & Managing Director                                 --
Larry Pokora                                 Vice President                                                     --
Kim Rainey                                   Vice President                                                     --
Paul Sachs                                   Vice President                                                     --
Mark Samuels                                 Vice President & Managing Director                                 --
Steve Smith                                  Vice President                                                     --
Daniel Spaventa                              Vice President                                                     --
Kathryn L. Stanton                           Vice President & Assistant Secretary              Assistant Secretary
                                                                                                  & Vice President
Wayne M. Withrow                             Vice President & Managing Director                                 --
William Zawaski                              Vice President                                                     --
James Dougherty                              Director of Brokerage Services                                     --

Item 30.  Location of Accounts and Records:

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

     (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
(8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Portfolios' Custodian:

                                         Compass Bank
                                         701 S. 32nd Street
                                         Birmingham, AL 35233

          (b)/(c)  With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and
(D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                                         SEI Fund Resources
                                         Oaks, PA  19456

     (d) With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's
Adviser:

                                         Compass Bank
                                         701 S. 32nd Street
                                         Birmingham, AL 35233

Item 31.  Management Services:  None.

Item 32.  Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the Equity Fund of Registrant or the effective date of Post-Effective Amendment No. 25 to the Registrant's 1933 Act Registration Statement.

                                     NOTICE

     A copy of the Declaration of Trust of The Expedition Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 26 to Registration Statement No. 33-30950 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Oaks, Commonwealth of Pennsylvania on the 4th day of June, 1997.


                         THE EXPEDITION FUNDS

                         By  /s/ David G. Lee
                           --------------------------------------------
                             David G. Lee, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.



               *           Trustee             June 4, 1997
-------------------------
William M. Doran

               *           Trustee             June 4, 1997
-------------------------
Dr. Robert A. Patterson

               *           Trustee             June 4, 1997
-------------------------
Frank E. Morris

               *           Trustee             June 4, 1997
-------------------------
Robert A. Nesher

               *           Trustee             June 4, 1997
-------------------------
James M. Storey

               *           Trustee             June 4, 1997
-------------------------
Eugene B. Peters

               *           Trustee             June 4, 1997
-------------------------
John T. Cooney

/s/ David G. Lee
-------------------------  President & Chief   June 4, 1997
David G. Lee               Executive Officer

/s/ Robert J. DellaCroce
-------------------------  Controller & Chief  June 4, 1997
Robert J. DellaCroce       Financial Officer




*By  /s/ David G. Lee
   ---------------------------------
    David G. Lee
    Attorney-in-Fact

                                 Exhibit Index

Exhibits:
---------
EX-99.B1            Declaration of Trust is incorporated herein by reference to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the Securities and Exchange
                    Commission ("SEC") on December 29, 1995 .

EX-99.B(1)(a)       Amendment No. 1 to Declaration of Trust is incorporated
                    herein by reference as Exhibit (1)(i) to Registrant's Pre-
                    Effective Amendment No. 1 on Form N-1A (File No. 33-30950)
                    filed with the SEC on November 16, 1989.

EX-99.B(1)(b)       Amendment No. 2 to Declaration of Trust is incorporated
                    herein by reference as Exhibit (1)(ii) to Registrant's Post-
                    Effective Amendment No. 1 on Form N-1A (File No. 33-30950)
                    filed with the SEC on May 21, 1990.

EX-99.B(1)(c)       Amendment Nos. 3, 4, and 5 to Declaration of Trust are
                    incorporated herein by reference as Exhibit (1)(iii) to
                    Registrant's Post-Effective Amendment No. 3 on Form N-1A
                    (File No. 33-30950) filed with the SEC on September 11,
                    1991.

EX-99.B(1)(d)       Amendment No. 6 to Declaration of Trust is incorporated
                    herein by reference as Exhibit (1)(iv) to Registrant's Post-
                    Effective Amendment No. 5 on Form N-1A (File No. 33-30950)
                    filed with the SEC on February 14, 1992.

EX-99.B(1)(e)       Amendment No. 7 to Declaration of Trust is incorporated
                    herein by reference as Exhibit (1)(v) to Registrant's Post-
                    Effective Amendment No. 8 on Form N-1A (File No. 33-30950)
                    filed with the SEC on September 28, 1992.

EX-99.B(1)(f)       Amendment Nos. 8 and 9 to Declaration of Trust are
                    incorporated herein by reference as Exhibit (1)(vi) to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(1)(g)       Amendment No. 10 to Declaration of Trust is filed herewith.

EX-99.B(2)          By-Laws are incorporated herein by reference to Registrant's
                    Post-Effective Amendment No. 22 on Form N-1A (File No. 33-
                    30950) filed with the SEC on December 29, 1995.

EX-99.B(3)          Not Applicable

EX-99.B(4)          Specimen Certificate for Shares of Beneficial Interest of
                    The Starburst Government Income Fund is incorporated herein by reference as Exhibit (4)(i) to Registrant's Post-
                    Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                    filed with the SEC on December 29, 1995.

EX-99.B(4)(a)       Specimen Certificate for Shares of Beneficial Interest of
                    The Starburst Government Money Market Fund-Investment Shares
                    is incorporated herein by reference as Exhibit (4)(ii) to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(4)(b)       Specimen Certificate for Shares of Beneficial Interest of
                    The Starburst Government Money Market Fund-Trust Shares is
                    incorporated herein by reference as Exhibit (4)(iii) to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(4)(c)       Specimen Certificate for Shares of Beneficial Interest of
                    The Starburst Money Market Fund-Investment Shares is
                    incorporated herein by reference as Exhibit (4)(iv) to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(4)(d)       Specimen Certificate for Shares of Beneficial Interest of
                    The Starburst Money Market Fund-Trust Shares is incorporated herein by reference as Exhibit (4)(v) to Registrant's Post-
                    Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                    filed with the SEC on December 29, 1995.

EX-99.B(5)          Investment Advisory Contract of the Registrant through and including Exhibit D is incorporated herein by reference as
                    Exhibit (5)(i) to Registrant's Post-Effective Amendment No.
                    22 on Form N-1A (File No. 33-30950) filed with the SEC on
                    December 29, 1995.

EX-99.B(5)(a)       Investment Management Contract of the Registrant through and including Exhibit A is incorporated herein by reference as
                    Exhibit (5)(ii) to Registrant's Post-Effective Amendment No.
                    22 on Form N-1A (File No. 33-30950) filed with the SEC on
                    December 29, 1995.

EX-99.B(5)(b)       Form of Exhibit E to the Investment Advisory Contract
                    relating to The Expedition Equity Fund is filed herewith.

EX-99.B(6)          Distributor's Contract of the Registrant through and
                    including Exhibit F is incorporated herein by reference to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(6)(a)       Form of Distribution Agreement with SEI Investments Distribution Co. Is filed herewith.

EX-99.B(7)          Not applicable

EX-99.B(8)          Custodian Agreement of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on
                    December 29, 1995.

EX-99.B(9)          Agreement for Fund Accounting, Shareholder Record keeping, and Custody Services Procurement is incorporated herein by reference as Exhibit (9)(i) to Registrant's Post-Effective
                    Amendment No. 20 on Form N-1A (File No. 33-30950) filed with the SEC on December 28, 1994.

EX-99.B(9)(a)       Sales Agreement with Federated Securities Corp. is
                    incorporated herein by reference as Exhibit (9)(ii) to
                    Registrant's Post-Effective Amendment No. 17 on Form N-1A
                    (File No. 33-30950) filed with the SEC on August 3, 1994.

EX-99.B(9)(b)       Electronic Communications and Record keeping Agreement is
                    incorporated herein by reference as Exhibit (9)(iii) to
                    Registrant's Post-Effective Amendment No. 17 on Form N-1A
                    (File No. 33-30950) filed with the SEC on August 3, 1994.

EX-99.B(9)(c)       Form of Administration Agreement with SEI Fund Resources is filed herewith.

EX-99.B(9)(d)       Form of Shareholder Service Plan and Agreement as it related to the Investment Service Shares is filed herewith.

EX-99.B(10)         Opinion and Consent of Counsel is incorporated herein by
                    reference to Registrant's Post-Effective Amendment No. 20 on
                    Form N-1A (File No. 33-30950) filed with the SEC on December
                    28, 1994.

EX-99.B(11)         Consent of the Independent Auditors is filed herewith.

EX-99.B(12)         Not applicable

EX-99.B(13)         Initial Capital Understanding is incorporated herein by
                    reference to Registrant's Pre-Effective Amendment No. 1 on
                    Form N-1A (File No. 33-30950) filed with the SEC on November
                    16, 1989.

EX-99.B(14)         Not applicable

EX-99.B(15)         Distribution Plan through and including Exhibit G is
                    incorporated herein by reference as Exhibit (15)(i) to
                    Registrant's Post-Effective Amendment No. 22 on Form N-1A
                    (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(15)(a)      Form of 12b-1 Agreement is incorporated herein by reference as Exhibit (15)(ii) to Registrant's Post-Effective Amendment
                    No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on December 27, 1996.

EX-99.B(15)(b)      Form of Amended and Restated Distribution Plan is filed
                    herewith.

EX-99.B(16)         Schedule of Computation of Fund Performance for The
                    Starburst Government Income Fund is incorporated herein by reference as Exhibit (16)(i) to Registrant's Post-Effective
                    Amendment No. 22 on Form N-1A (File No. 33-30950) filed with the SEC on December 29, 1995.

EX-99.B(16)(a)      Schedule of Computation of Fund Performance for The
                    Starburst Government Money Market Fund is incorporated
                    herein by reference as Exhibit (16)(ii) to Registrant's Post-
                    Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                    filed with the SEC on December 29, 1995.

EX-99.B(16)(b)      Schedule of Computation of Fund Performance for The
                    Starburst Money Market Fund is incorporated herein by
                    reference as Exhibit (16)(iii) to Registrant's Post-
                    Effective Amendment No. 22 on Form N-1A (File No. 33-30950)
                    filed with the SEC on December 29, 1995.

EX-99.B(18)         Multiple Class Plan of the Registrant is incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A (File No. 33-30950) filed with the SEC on
                    December 27, 1996.

EX-99.B(18)(a)      Rule 18f-3 Multiple Class Plan of April, 1997 is filed
                    herewith.

EX-99.B(24)         Powers of Attorney for Dr. Robert A. Patterson, Eugene B.
                    Peters, Frank E. Morris, Robert A. Nesher, William M. Doran,
                    James M. Storey, John T. Cooney and David G. Lee are filed herewith.

EX-27.1             Financial Data Schedule for Bond Fund is filed herewith.

EX-27.2             Financial Data Schedule for Money Market Fund-Investment
                    Shares is filed herewith.

EX-27.3 Financial Data Schedule for Money Market Fund-Trust Shares is filed herewith.